Equity	6 Months Ended
Jun. 30, 2023
Shareholders’ Equity (Deficit) [Abstract]
Equity

NOTE 4 – EQUITY

a.	Share capital:

In September 2022, the Company completed the IPO, in which it issued 3,750,000 Ordinary Shares and warrants to purchase 8,625,000 Ordinary Shares.

The warrants have been exercisable immediately upon issuance, at an exercise price of $4.00 per Ordinary Share and are exercisable until September 12, 2027. On September 16, 2022, 40,000 warrants were exercised into 40,000 Ordinary Shares. On December 14, 2022, the exercise price of the warrants was adjusted to $2.00 per Ordinary Share (the “Exercise Price Adjustment”). Following the Exercise Price Adjustment, on February 16, 2023, as a result of the IPO, the Company issued an aggregate of 169,125 Ordinary Shares to certain holders who invested in the Company in April 2021.

In June 2023, 724,139 warrants were exercised into 724,139 Ordinary Shares at an exercise price of $2.00 per Ordinary Share.

b.	Share-based compensation:

The table below describes the outstanding warrants to investors and issued warrants as a result of the IPO as of June 30, 2023:

Number of warrants/options	Issuance date	Exercise price	Exercise ratio	Expiration date	Notes
7,860,861	September 13, 2022	$2.00	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Registered for trading
15,760	January to February 2022	$6.35	Each warrant is exercisable into 1 Ordinary Share	18 months from the investment effective date	Owned by former SAFEs holders
671,687	September 15, 2022	$5.29	Each warrant is exercisable into 1 Ordinary Share	18 months following the issuance date	Owned by April 2021 investors
187,500	September 15, 2022	$5.31	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by underwriter
23,640	September 15, 2022	$4.23	Each warrant is exercisable into 1 Ordinary Share	10 years following the issuance date	Owned by the legal advisor

The reported sale price of Company’s Ordinary Shares and warrants on Nasdaq was $1.28 and $0.13, respectively, as of August 22, 2023.

Options to employees

As of June 30, 2023, the Company had 1,053,264 Ordinary Shares available for issuance pursuant to the exercise or vesting of awards under the Company’s 2015 Share Option Plan.

Below is a summary of the Company’s option activity and related information with respect to options outstanding at the beginning and end of each period:

	Number of Options	Weighted-average exercise price

Outstanding as of January 1, 2023	988,264	$0.563

Granted options	65,000	$0.643

Outstanding as of June 30, 2023	1,053,264	$0.568

Exercisable as of June 30, 2023	825,958	$0.641

Following the Company’s Board of Directors approval on December 15, 2022, the Company issued on January 1, 2023, an additional 30,000 options to purchase up to 30,000 Ordinary Shares to certain new employee, with an exercise price of $0.66 per share.

On March 21, 2023, the Company’s Board of Directors approved an additional grant of options to purchase up to 35,000 Ordinary Shares to certain new employees, with an exercise price of $0.63 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of employment. The fair value of each option as of the grant date was $0.25, determined using the Black-Scholes option pricing model and the total expenses of $9 thousand will be expensed over the option vesting periods of three years.

Options to consultants

The Company’s outstanding options to consultants as of June 30,2023 were as follows:

Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Services rendered	110,655	$0.003	110,655
2017	Services rendered	36,885	$0.003	36,885
2021	Services rendered	69,090	$0.003 - $2.25	69,090
2023	Services rendered	100,000	$0.55	-

On April 27, 2023, the Company’s Board of Directors approved the additional grant of options to purchase up to 100,000 Ordinary Shares to a consultant, with an exercise price of $0.55 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of services. The fair value of each option as of the grant date, was $0.26, determined using the Black-Scholes option pricing model and the total expenses of $26 thousand will be expensed over the option vesting periods of three years.